================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.

Address: 7777 Washington Village Drive, Ste. 210
         Dayton, Ohio 45459


Form 13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth E. Leist

Title:   Director of Operations

Phone:   (937) 291-1223


Signature, Place, and Date of Signing:

/s/ Kenneth E. Leist    Dayton, Ohio     August 22, 2012
----------------------  ---------------  ----------------
    [Signature]         [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

================================================================================

                                   FORM 13F
                                 SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: 351,070
                                       (thousands)


List of Other Included Managers: None

                  EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                  SEC FORM 13-F
                                    06/30/12


                                                    ITEM #4
                                                    MARKET      ITEM #5           ITEM #6                         ITEM #8
ITEM #1                         ITEM #2   ITEM #3    VALUE             SH/  INVESTMENT DESCRETION ITEM #7      VOTING AUTHORITY
NAME OF ISSUER                   TITLE    CUSIP    (X$1,000)  QUANTITY PRN    SOLE   SHARED OTHER MANAGERS   SOLE    SHARED  OTHER
-----------------------------  --------- --------- --------- --------- --- --------- ------ ----- -------- --------- ------- -----
Abbott Laboratories            Common    002824100       414     6,414 Sh      6,414  N/A    N/A    N/A        6,414  N/A     N/A
Alpha Natural                  Conv Bond 02076XAA0       254   300,000 Prn   300,000  N/A    N/A    N/A      300,000  N/A     N/A
Altria Group Inc               Common    02209S103       554    16,027 Sh     16,027  N/A    N/A    N/A       16,027  N/A     N/A
America Movil SAB de CV        Common    02364W105       385    14,784 Sh     14,784  N/A    N/A    N/A       14,784  N/A     N/A
American River Bankshares      Common    029326105     1,806   248,012 Sh    248,012  N/A    N/A    N/A      248,012  N/A     N/A
Amgen Inc                      Conv Bond 031162AQ3     2,316 2,240,000 Prn 2,240,000  N/A    N/A    N/A    2,240,000  N/A     N/A
Amtrust Financial
 Services Inc                  Common    032359309       880    29,630 Sh     29,630  N/A    N/A    N/A       29,630  N/A     N/A
Anadarko Petroleum Corp        Common    032511107       371     5,600 Sh      5,600  N/A    N/A    N/A        5,600  N/A     N/A
Anixter International Inc      Conv Bond 035290AJ4       611   575,000 Prn   575,000  N/A    N/A    N/A      575,000  N/A     N/A
Annaly Capital                 Conv Bond 035710AA0     1,226 1,000,000 Prn 1,000,000  N/A    N/A    N/A    1,000,000  N/A     N/A
Annaly Capital Management Inc  Common    035710409       346    20,640 Sh     20,640  N/A    N/A    N/A       20,640  N/A     N/A
Aviat Networks Inc.            Common    05366Y102       129    46,000 Sh     46,000  N/A    N/A    N/A       46,000  N/A     N/A
Berkshire Hathaway Inc Cl-B    Common    084670702    15,175   182,104 Sh    182,104  N/A    N/A    N/A      182,104  N/A     N/A
Boston Private Financial
 Holdings Inc                  Common    101119105       183    20,490 Sh     20,490  N/A    N/A    N/A       20,490  N/A     N/A
Bristol-Myers Squibb Co        Common    110122108       255     7,084 Sh      7,084  N/A    N/A    N/A        7,084  N/A     N/A
CableVision Systems Corp       Common    12686C109     3,703   278,658 Sh    278,658  N/A    N/A    N/A      278,658  N/A     N/A
CenturyLink, Inc.              Common    156700106       263     6,656 Sh      6,656  N/A    N/A    N/A        6,656  N/A     N/A
Ceradyne Inc - Putable at 100  Conv Bond 156710AA3       991 1,000,000 Prn 1,000,000  N/A    N/A    N/A    1,000,000  N/A     N/A
Charles River Laboratories
 International Inc             Conv Bond 159864AB3     1,476 1,475,000 Prn 1,475,000  N/A    N/A    N/A    1,475,000  N/A     N/A
Cincinnati Financial Corp      Common    172062101       350     9,194 Sh      9,194  N/A    N/A    N/A        9,194  N/A     N/A
Cintas Corp                    Common    172908105       340     8,807 Sh      8,807  N/A    N/A    N/A        8,807  N/A     N/A
Citigroup Inc                  Common    172967424     5,993   218,658 Sh    218,658  N/A    N/A    N/A      218,658  N/A     N/A
Coca-Cola Co                   Common    191216100       242     3,091 Sh      3,091  N/A    N/A    N/A        3,091  N/A     N/A
Coleman Cable Inc              Common    193459302       370    42,525 Sh     42,525  N/A    N/A    N/A       42,525  N/A     N/A
Comcast Corp                   Common    20030n101    11,298   353,395 Sh    353,395  N/A    N/A    N/A      353,395  N/A     N/A
Comtech Telecomm - Putable
 at 100                        Conv Bond 205826AF7     1,456 1,400,000 Prn 1,400,000  N/A    N/A    N/A    1,400,000  N/A     N/A
Consol Energy Inc              Common    20854P109     5,551   183,564 Sh    183,564  N/A    N/A    N/A      183,564  N/A     N/A
Danaher Corp                   Common    235851102       349     6,695 Sh      6,695  N/A    N/A    N/A        6,695  N/A     N/A
Dell Inc                       Common    24702R101     8,130   649,854 Sh    649,854  N/A    N/A    N/A      649,854  N/A     N/A
Exxon Mobil Corp               Common    30231G102       386     4,511 Sh      4,511  N/A    N/A    N/A        4,511  N/A     N/A
Fair Isaac & Co                Common    303250104     1,649    39,005 Sh     39,005  N/A    N/A    N/A       39,005  N/A     N/A
FBR & Co                       Common    30247C301        59    21,412 Sh     21,412  N/A    N/A    N/A       21,412  N/A     N/A
Frozen Food Express
 Industries                    Common    359360104       110   100,000 Sh    100,000  N/A    N/A    N/A      100,000  N/A     N/A
General Communication
 Inc Cl-A                      Common    369385109        87    10,535 Sh     10,535  N/A    N/A    N/A       10,535  N/A     N/A
General Electric Co            Common    369604103       608    29,169 Sh     29,169  N/A    N/A    N/A       29,169  N/A     N/A

Genworth Financial Inc Cl-A    Common    37247d106       348    61,493 Sh     61,493  N/A    N/A    N/A       61,493  N/A     N/A
GMX Resources Inc              Conv Bond 38011MAB4     1,146 1,600,000 Prn 1,600,000  N/A    N/A    N/A    1,600,000  N/A     N/A
Goldman Sachs Group Inc        Common    38141G104     5,921    61,763 Sh     61,763  N/A    N/A    N/A       61,763  N/A     N/A
Google Inc                     Common    38259P508    11,057    19,062 Sh     19,062  N/A    N/A    N/A       19,062  N/A     N/A
Hewlett Packard Co             Common    428236103     4,901   243,727 Sh    243,727  N/A    N/A    N/A      243,727  N/A     N/A
Horsehead Holding Corp         Common    440694305     5,519   554,092 Sh    554,092  N/A    N/A    N/A      554,092  N/A     N/A
Illinois Tool Works Inc        Common    452308109     8,729   165,041 Sh    165,041  N/A    N/A    N/A      165,041  N/A     N/A
Imperial Holdings              Common    452834104     2,079   542,887 Sh    542,887  N/A    N/A    N/A      542,887  N/A     N/A
iShares Barclays 1-3 Year Cr   Common    464288646     3,469    33,126 Sh     33,126  N/A    N/A    N/A       33,126  N/A     N/A
iShares Barclays Aggregate     Common    464287226     2,579    23,176 Sh     23,176  N/A    N/A    N/A       23,176  N/A     N/A
Jefferies Group                Common    472319102       272    20,925 Sh     20,925  N/A    N/A    N/A       20,925  N/A     N/A
Jefferies Group - Putable
 at 100                        Conv Bond 472319AG7     1,847 2,040,000 Prn 2,040,000  N/A    N/A    N/A    2,040,000  N/A     N/A
Johnson & Johnson              Common    478160104    13,001   192,432 Sh    192,432  N/A    N/A    N/A      192,432  N/A     N/A
JPMorgan Chase & Co            Common    46625H100       267     7,461 Sh      7,461  N/A    N/A    N/A        7,461  N/A     N/A
Key Energy Services Inc        Common    492914106     7,853 1,033,294 Sh  1,033,294  N/A    N/A    N/A    1,033,294  N/A     N/A
Kohl's Corp                    Common    500255104    11,528   253,411 Sh    253,411  N/A    N/A    N/A      253,411  N/A     N/A
Kroger Co                      Common    501044101     7,249   312,574 Sh    312,574  N/A    N/A    N/A      312,574  N/A     N/A
L-3 Communications Corp -
 Callable after 2/1/11         Conv Bond 502413AW7     1,602 1,600,000 Prn 1,600,000  N/A    N/A    N/A    1,600,000  N/A     N/A
Leucadia National Corp         Common    527288104     8,684   408,260 Sh    408,260  N/A    N/A    N/A      408,260  N/A     N/A
Linear Tech - Putable at 100   Conv Bond 535678AC0     1,301 1,255,000 Prn 1,255,000  N/A    N/A    N/A    1,255,000  N/A     N/A
Live Nation Inc. - Putable
 at 100                        Conv Bond 538034AB5     1,622 1,700,000 Prn 1,700,000  N/A    N/A    N/A    1,700,000  N/A     N/A
Loews Corp.                    Common    540424108     9,025   232,068 Sh    232,068  N/A    N/A    N/A      232,068  N/A     N/A
Massey Energy Co               Conv Bond 576203AJ2     1,447 1,673,000 Prn 1,673,000  N/A    N/A    N/A    1,673,000  N/A     N/A
Mednax Inc                     Common    58502B106       219     3,188 Sh      3,188  N/A    N/A    N/A        3,188  N/A     N/A
Medtronic Inc                  Conv Bond 585055AM8       819   825,000 Prn   825,000  N/A    N/A    N/A      825,000  N/A     N/A
Mercury General Corp           Common    589400100       210     5,047 Sh      5,047  N/A    N/A    N/A        5,047  N/A     N/A
Microsoft Corp                 Common    594918104     8,524   278,652 Sh    278,652  N/A    N/A    N/A      278,652  N/A     N/A
Morgans Hotel GR Convt.        Conv Bond 61748WAB4     1,324 1,500,000 Prn 1,500,000  N/A    N/A    N/A    1,500,000  N/A     N/A
MYR Group Inc                  Common    55405W104    11,974   701,872 Sh    701,872  N/A    N/A    N/A      701,872  N/A     N/A
Nash Finch Co.                 Conv Bond 631158AD4     1,797 3,950,000 Prn 3,950,000  N/A    N/A    N/A    3,950,000  N/A     N/A
National Presto Industries     Common    637215104     9,404   134,789 Sh    134,789  N/A    N/A    N/A      134,789  N/A     N/A
NVR Inc                        Common    62944T105    12,675    14,912 Sh     14,912  N/A    N/A    N/A       14,912  N/A     N/A
Oracle Corp                    Common    68389X105       249     8,396 Sh      8,396  N/A    N/A    N/A        8,396  N/A     N/A
Orchids Paper Products Co      Common    68572N104     7,542   426,573 Sh    426,573  N/A    N/A    N/A      426,573  N/A     N/A
Orion Marine Group Inc         Common    68628V308     9,743 1,399,812 Sh  1,399,812  N/A    N/A    N/A    1,399,812  N/A     N/A
Park National Corp             Common    700658107     1,592    22,823 Sh     22,823  N/A    N/A    N/A       22,823  N/A     N/A
Patriot Coal                   Conv Bond 70336TAA2       424 1,628,000 Prn 1,628,000  N/A    N/A    N/A    1,628,000  N/A     N/A
Paychex Inc                    Common    704326107       330    10,504 Sh     10,504  N/A    N/A    N/A       10,504  N/A     N/A
Pfizer Inc                     Common    717081103    10,709   465,590 Sh    465,590  N/A    N/A    N/A      465,590  N/A     N/A
Radian Group Inc               Common    750236101        33    10,000 Sh     10,000  N/A    N/A    N/A       10,000  N/A     N/A
Rait Financial Trust -
 Putable at 100                Conv Bond 749227AA2     1,637 1,940,000 Prn 1,940,000  N/A    N/A    N/A    1,940,000  N/A     N/A
Republic Services Inc          Common    760759100     8,249   311,755 Sh    311,755  N/A    N/A    N/A      311,755  N/A     N/A
Royal Dutch Shell Plc Cl-A     Common    780259206       209     3,093 Sh      3,093  N/A    N/A    N/A        3,093  N/A     N/A
RTI Intl Metals                Conv Bond 74973WAA5     2,079 2,001,000 Prn 2,001,000  N/A    N/A    N/A    2,001,000  N/A     N/A
Safeway Inc                    Common    786514208       210    11,575 Sh     11,575  N/A    N/A    N/A       11,575  N/A     N/A
Sandisk Corp.                  Conv Bond 80004CAD3     1,608 1,600,000 Prn 1,600,000  N/A    N/A    N/A    1,600,000  N/A     N/A
SeaBright Holdings Inc         Common    811656107     5,415   609,125 Sh    609,125  N/A    N/A    N/A      609,125  N/A     N/A
Sirius XM Radio Inc.           Common    82967N108        19    10,034 Sh     10,034  N/A    N/A    N/A       10,034  N/A     N/A
Spectrum Brands Holdings, Inc. Common    84763R101     9,205   282,620 Sh    282,620  N/A    N/A    N/A      282,620  N/A     N/A
State Bank Financial Corp.     Common    856190103     1,304    86,000 Sh     86,000  N/A    N/A    N/A       86,000  N/A     N/A
Stryker Corp                   Common    863667101     7,901   143,391 Sh    143,391  N/A    N/A    N/A      143,391  N/A     N/A

Synovus Financial Corp         Common    87161C105     1,591   803,634 Sh    803,634  N/A    N/A    N/A      803,634  N/A     N/A
Thermo Fisher Scientific Inc   Common    883556102     5,947   114,566 Sh    114,566  N/A    N/A    N/A      114,566  N/A     N/A
Thomas Properties Group Inc    Common    884453101        60    11,045 Sh     11,045  N/A    N/A    N/A       11,045  N/A     N/A
Tower Group Inc                Common    891777104     7,203   345,124 Sh    345,124  N/A    N/A    N/A      345,124  N/A     N/A
Tower Group Inc                Conv Bond 891777AC8     1,789 1,700,000 Prn 1,700,000  N/A    N/A    N/A    1,700,000  N/A     N/A
Transocean Inc Ser. C -
 Putable at 100                Conv Bond 893830AW9       999 1,000,000 Prn 1,000,000  N/A    N/A    N/A    1,000,000  N/A     N/A
Trinity Industries - Putable
 at 100                        Conv Bond 896522AF6     1,482 1,520,000 Prn 1,520,000  N/A    N/A    N/A    1,520,000  N/A     N/A
United Parcel Service
 Inc Cl-B                      Common    911312106     3,940    50,025 Sh     50,025  N/A    N/A    N/A       50,025  N/A     N/A
UniTek Global Services         Common    91324T302     2,799 1,115,131 Sh  1,115,131  N/A    N/A    N/A    1,115,131  N/A     N/A
URS Corp.                      Common    903236107       296     8,475 Sh      8,475  N/A    N/A    N/A        8,475  N/A     N/A
US Bancorp                     Common    902973304       205     6,374 Sh      6,374  N/A    N/A    N/A        6,374  N/A     N/A
Vantage Drilling Company       Common    G93205113        30    20,000 Sh     20,000  N/A    N/A    N/A       20,000  N/A     N/A
Walgreen Co                    Common    931422109     8,746   295,670 Sh    295,670  N/A    N/A    N/A      295,670  N/A     N/A
Wal-Mart Stores Inc            Common    931142103       327     4,691 Sh      4,691  N/A    N/A    N/A        4,691  N/A     N/A
Watson Pharmaceuticals Inc     Common    942683103       297     4,010 Sh      4,010  N/A    N/A    N/A        4,010  N/A     N/A
WellPoint Inc                  Common    94973V107     8,581   134,518 Sh    134,518  N/A    N/A    N/A      134,518  N/A     N/A
Wells Fargo & Co               Common    949746101     9,948   297,498 Sh    297,498  N/A    N/A    N/A      297,498  N/A     N/A
Williams Controls Inc          Common    969465608     1,119    92,521 Sh     92,521  N/A    N/A    N/A       92,521  N/A     N/A
Xerox Corp                     Common    984121103       347    44,120 Sh     44,120  N/A    N/A    N/A       44,120  N/A     N/A
Zions Bancorp                  Common    989701107       204    10,490 Sh     10,490  N/A    N/A    N/A       10,490  N/A     N/A